COMMITMENTS- Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contingent Liabilities And Contingent Assets [Line Items]
Surety bonds	$ 126,100
Restricted cash and cash equivalents	32,902	$ 30,777
Ruby Hill, Nevada
Contingent Liabilities And Contingent Assets [Line Items]
Surety bonds	87,000
Restricted cash and cash equivalents	4,604	4,584
Lone Tree, Nevada
Contingent Liabilities And Contingent Assets [Line Items]
Surety bonds	22,800
Restricted cash and cash equivalents	$ 25,877	$ 25,593